Convertible notes receivable (Tables)	12 Months Ended
May 31, 2019
Convertible notes receivable
Schedule of convertible notes receivable

	May 31,	May 31,
	2019	2018
Copperstate Farms Investors, LLC	$—	$1,942
HydRx Farms Ltd. (d/b/a Scientus Pharma)	11,500	16,129
Fire & Flower Inc.	11,166	—
10330698 Canada Ltd. (d/b/a Starbuds)	5,204	—
High Tide Inc.	4,360	—
	32,230	18,071
Deduct - current portion	(11,500)	(1,942)
	$20,730	$16,129